Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets [Abstract]
Summary of intangible assets
	2015	2014
Customer lists	$3,980	$3,965
Patents	1,013	1,013
Total intangible assets	4,993	4,978
Accumulated amortization	(4,141)	(3,074)
Intangible assets, net	$852	$1,904